Equity (Accelerated Share Repurchase) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accelerated Share Repurchases [Line Items]
Stock Repurchased During Period, Shares	32.3	88.7	13.5
Stock Issued During Period, Value, Other		$ 1,100
Stock Issued During Period, Shares, Other		11.3
March 13, 2015 ASR [Member]
Accelerated Share Repurchases [Line Items]
ASR Aggregate Purchase Price		$ 2,650
Accelerated Share Repurchases, Cash or Stock Settlement	On March 13, 2015, we entered into ASR agreements to repurchase an aggregate of $2.65 billion of our common stock. Under the terms of the ASR agreements, we made the aggregate payments and received an initial delivery of approximately 18.6 million shares of our common stock, representing approximately 85% of the shares expected to be repurchased. On July 31, 2015, the shares associated with the remaining portion of the aggregate purchase were settled upon final delivery of approximately 4.2 million additional shares of common stock. Including the remaining shares settled on July 31, 2015, the final price under the ASR was $116.11 per share.
Stock Repurchased During Period, Shares		18.6
November 11, 2015 ASR [Member]
Accelerated Share Repurchases [Line Items]
ASR Aggregate Purchase Price		$ 6,000
Accelerated Share Repurchases, Cash or Stock Settlement	On November 11, 2015, we entered into ASR agreements to repurchase an aggregate of $6 billion of our common stock utilizing the net after-tax proceeds from the sale of Sikorsky. Under the terms of the ASR agreements, we made the aggregate payments and received an initial delivery of approximately 51.9 million shares of our common stock, representing approximately 85% of the shares expected to be repurchased. In 2016, the shares associated with the remaining portion of the aggregate purchase were settled upon final delivery to us of approximately 10.1 million additional shares of common stock. Including the remaining shares associated with the six tranches settled in 2016, the final price under the November 11, 2015 ASR was $96.74 per share.
Stock Repurchased During Period, Shares	10.1	51.9
Accelerated Share Repurchases, Final Price Paid Per Share	$ 96.74
July 31, 2015 settlement of ASR [Member]
Accelerated Share Repurchases [Line Items]
Stock Repurchased During Period, Shares		4.2
Accelerated Share Repurchases, Final Price Paid Per Share		$ 116.11